Revenue - product sales and recycling services - Schedule of product sales revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Product sales revenue [Abstract]
Product revenue recognized in the period	$ 7.2	$ 3.3
Fair value pricing adjustments	(4.1)	4.4
Product sales	3.1	7.7
Recycling services	0.5	0.3
Revenue before Fair Value Pricing Adjustment	7.7	3.6
Revenue	$ 3.6	$ 8.0